Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2013	$ (869,059)	$ 39,133	$ 10,813,205	$ (11,721,397)
Balance, Shares at Dec. 31, 2013		39,132,826
Common stock issued for consulting services		$ 50	(50)
Common stock issued for consulting services, Shares		50,000
Stock-based compensation expense for restricted stock awards	$ 899,856		899,856
Stock-based compensation expense for stock options	140,728		140,728
Warrants issued for debt issuance cost	4,750		$ 4,750
Net loss	(1,657,877)			$ (1,657,877)
Balance at Dec. 31, 2014	$ (1,481,602)	$ 39,183	$ 11,858,489	$ (13,379,274)
Balance, Shares at Dec. 31, 2014		39,182,826
Common stock issued in connection with Securities Purchase Agreement		$ 350	(350)
Common stock issued in connection with Securities Purchase Agreement, Shares		350,000
Common stock issued in connection with Advisory Services Agreement	$ 30,000	$ 150	29,850
Common stock issued in connection with Advisory Services Agreement, Shares		150,000
Stock-based compensation expense for restricted stock awards and shares issued for consulting services	880,829	$ 10	880,819
Stock-based compensation expense for restricted stock awards and shares issued for consulting services, Shares		10,000
Stock-based compensation expense for stock options	205,601		$ 205,601
Net loss	(1,297,852)			$ (1,297,852)
Balance at Dec. 31, 2015	$ (1,663,024)	$ 39,693	$ 12,974,409	$ (14,677,126)
Balance, Shares at Dec. 31, 2015		39,692,826